Assets Held For Sale (Tables)	12 Months Ended
Dec. 31, 2021
Assets Held For Sale
Disclosure of long lived assets held-for-sale

The following table summarizes the Company’s Assets held for sale by asset class as of December 31, 2021 and 2020 (dollars in thousands):

	December 31, 2021	December 31, 2020
Equipment not in use	$11,163	$—
Mine equipment	125	—
Materials and supplies	270	—
Total	$11,558	$—